Summary of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued expenses	$ 54,403	$ 46,293
Accrued clinical expenses	15,142	16,514
Accrued terms discounts	2,910	5,587
Accrued royalties	25,206	12,668
Total accrued liabilities	$ 97,661	$ 81,062